RULE 497(e)
                                                      Registration No. 333-33831

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
                                                                600 Fifth Avenue
                                                             New York, NY  10020
                                                                  (212) 830-5220

--------------------------------------------------------------------------------
              SUPPLEMENT DATED JUNE 1, 2001 TO BACK BAY FUNDS, INC.
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 30, 2001



Back Bay Advisors, L.P. ("Back Bay") recently announced that it will cease operations effective June 30, 2001. Accordingly, management will recommend to the Board of Directors of Back Bay Funds, Inc. at a meeting in June that the Fund be liquidated. Effective June 4, 2001, no additional investments in the Fund will be accepted.